Basis of Condensed Consolidated Financial Statements - Adjustments Condensed Consolidated Statements of Comprehensive Income (Details) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Statement of Comprehensive Income [Abstract]
Net income before attribution of noncontrolling interests	¥ 995,383	¥ 271,961
Other comprehensive income, net of tax:
Net unrealized gains (losses) on investment securities	78,649	(162,736)
Net unrealized gains on derivatives qualifying for cash flow hedges	232	1,404
Defined benefit plans	(24,099)	48,984
Foreign currency translation adjustments	286,518	1,023,535
Total	344,351	888,927
Comprehensive income	1,339,734	1,160,888
Net income (loss) attributable to noncontrolling interests	(63,838)	38,088
Other comprehensive income attributable to noncontrolling interests	101,099	68,110
Comprehensive income attributable to Mitsubishi UFJ Financial Group	¥ 1,302,473	1,054,690
Previously Reported
Statement of Comprehensive Income [Abstract]
Net income before attribution of noncontrolling interests		268,458
Other comprehensive income, net of tax:
Net unrealized gains (losses) on investment securities		(162,130)
Net unrealized gains on derivatives qualifying for cash flow hedges		15
Defined benefit plans		48,965
Foreign currency translation adjustments		1,050,954
Total		915,544
Comprehensive income		1,184,002
Net income (loss) attributable to noncontrolling interests		37,677
Other comprehensive income attributable to noncontrolling interests		74,729
Comprehensive income attributable to Mitsubishi UFJ Financial Group		1,071,596
Adjustments
Statement of Comprehensive Income [Abstract]
Net income before attribution of noncontrolling interests		3,503
Other comprehensive income, net of tax:
Net unrealized gains (losses) on investment securities		(606)
Net unrealized gains on derivatives qualifying for cash flow hedges		1,389
Defined benefit plans		19
Foreign currency translation adjustments		(27,419)
Total		(26,617)
Comprehensive income		(23,114)
Net income (loss) attributable to noncontrolling interests		411
Other comprehensive income attributable to noncontrolling interests		(6,619)
Comprehensive income attributable to Mitsubishi UFJ Financial Group		¥ (16,906)